Global Atlantic American Funds® Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2024

	Shares/ Principal	Fair Value
Variable Insurance Trusts - 87.3%
Debt Funds - 34.4%
American Funds Insurance Series - American High-Income Trust, Class 1	172,541	$1,578,750
American Funds Insurance Series - The Bond Fund of America, Class 1	4,556,508	43,150,134
American Funds Insurance Series - U.S. Government Securities Fund, Class 1	1,250,924	12,259,052
Total Debt Funds		56,987,936
Equity Funds - 52.9%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	966,361	14,495,410
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	172,050	3,265,511
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	1,541,534	24,402,482
American Funds Insurance Series Growth Fund, Class 1	216,051	24,191,275
American Funds Insurance Series Growth-Income Fund, Class 1	322,102	21,129,911
Total Equity Funds		87,484,589
Total Variable Insurance Trusts
(Cost - $121,935,425)		144,472,525
Mutual Funds - 8.7%
Equity Funds - 8.7%
American Funds International Growth and Income Fund (Cost - $13,899,791)	379,667	14,332,440
Short-Term Investments - 4.4%
Money Market Funds - 4.4%
Dreyfus Government Cash Management, 5.20%(a)	7,105,603	7,105,603
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.21%(a)	170,599	170,599
Total Short-Term Investments
(Cost - $7,276,202)		7,276,202
Total Investments - 100.4%
(Cost - $143,111,418)		$166,081,167
Other Assets Less Liabilities - Net (0.4)%		(595,423)
Total Net Assets - 100.0%		$165,485,744

(a)	The rate shown is the annualized seven-day yield at period end.